VESSELS, RIGS, AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of movements of vessels and equipment

(in thousands of $)	June 30, 2024	December 31, 2023
Cost	3,703,077	3,454,193
Accumulated depreciation	(893,861)	(799,460)
Vessels and equipment, net	2,809,216	2,654,733